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Terrence O. Davis (404) 817-8531 terrence.davis@hklaw.com

January 4, 2016

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
RE:	Starboard Investment Trust (File Nos. 333-159484 and 811-22298); on behalf of the SCS Tactical Allocation Fund ("Fund"), a series of the Starboard Investment Trust

Ladies and Gentlemen:
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Fund named above do not differ from those contained in Post-Effective Amendment No. 222 to the Trust's Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on December 29, 2015.

If you have any questions concerning the foregoing, please contact the undersigned at 404.817.8531.

Yours truly,

/s/ Terrence O. Davis
Terrence O. Davis

cc:	Deborah Skeens Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549